Related Party Transactions - 10K (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Related Party
RELATED PARTY TRANSACTIONS
Accounts payable	$ 8,158		$ 8,158		$ 7,349	$ 7,258
Design Services And Equipment Supply
RELATED PARTY TRANSACTIONS
Related party transaction	10	$ 21	1,367	$ 4,119	6,553	1,043	$ 576
Design Services And Equipment Supply | Related Party
RELATED PARTY TRANSACTIONS
Accounts payable	$ 1,742		$ 1,742		$ 1,911	$ 837